Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net income (loss)	$ 2,509	$ (350)	$ (1,314)
Adjustments to reconcile to net cash provided (used) by operating activities:
Depreciation and amortization	1,736	1,763	1,738
Provision (benefit) for deferred income taxes	(2,012)	(26)	(337)
Equity (earnings) losses	(434)	(397)	(335)
Distributions from unconsolidated affiliates	784	742	619
Net (gain) loss on disposition of equity-method investments	(269)	(27)	0
Impairment of goodwill	0	0	1,098
Impairment of equity-method investments	0	430	1,359
Impairment of and net (gain) loss on sale of assets and businesses	1,249	918	215
Gain on sale of Geismar Interest (Note 2)	(1,095)	0	0
Amortization of stock-based awards	78	73	82
Regulatory charges resulting from Tax Reform (Note 1)	776	0	0
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	(88)	82	39
Inventories	8	(25)	105
Other current assets and deferred charges	(21)	(4)	4
Accounts payable	118	35	(88)
Accrued liabilities	(92)	512	54
Other, including changes in noncurrent assets and liabilities	(158)	429	(125)
Net cash provided (used) by operating activities	3,089	4,155	3,114
FINANCING ACTIVITIES:
Proceeds from (payments of) commercial paper – net	(93)	(409)	(306)
Proceeds from long-term debt	3,333	6,528	9,772
Payments of long-term debt	(5,925)	(7,091)	(6,516)
Proceeds from issuance of common stock	2,131	9	27
Proceeds from sale of limited partner units of consolidated partnership	0	114	59
Dividends paid	(992)	(1,261)	(1,836)
Dividends and distributions paid to noncontrolling interests	(822)	(940)	(942)
Contributions from noncontrolling interests	17	29	111
Payments for debt issuance costs	(17)	(9)	(35)
Special distribution from Gulfstream	0	0	396
Contribution to Gulfstream for repayment of debt	0	(148)	(248)
Other – net	(92)	(16)	(31)
Net cash provided (used) by financing activities	(2,460)	(3,194)	451
INVESTING ACTIVITIES:
Capital expenditures (1)	(2,399)	(2,051)	(3,167)
Dispositions – net	(41)	30	3
Contributions in aid of construction	426	218	87
Proceeds from sale of businesses, net of cash divested	2,067	1,020	0
Proceeds from dispositions of equity-method investments	200	34	0
Purchases of businesses, net of cash acquired	0	0	(112)
Purchases of and contributions to equity-method investments	(132)	(177)	(595)
Other – net	(21)	35	79
Net cash provided (used) by investing activities	100	(891)	(3,705)
Increase (decrease) in cash and cash equivalents	729	70	(140)
Cash and cash equivalents at beginning of year	170	100	240
Cash and cash equivalents at end of year	899	170	100
(1) Increases to property, plant, and equipment	(2,662)	(1,912)	(3,024)
Changes in related accounts payable and accrued liabilities	263	(139)	(143)
Capital expenditures (1)	$ (2,399)	$ (2,051)	$ (3,167)